Basis Of Presentation And Summary Of Significant Accounting Policies (Schedule Of Receivables) (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jan. 01, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: Allowance for doubtful accounts	$ (6.1)	$ (5.6)	$ (4.3)
Receivables, net	$ 126.3	148.9	116.5
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables		153.6	119.4
Other Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables		$ 0.9	$ 1.4